Goodwill and Intangible Assets - Narrative (Details) - Social Finance, Inc. - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Indefinite-lived Intangible Assets [Line Items]
Goodwill impairment	$ 0	$ 0	$ 0
Amortization of intangible assets	49,735,000	3,008,000	3,303,000
Gross finite lived intangible assets	410,138,000	17,223,000
Impairment of intangible assets	$ 0	0	$ 0
Partnerships
Indefinite-lived Intangible Assets [Line Items]
Gross finite lived intangible assets		$ 123,000